Schedule of gain (loss) on sale of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total gain/(loss) on Solar Development	$ 89	$ 31	$ (54)
Australia solar projects [member]
IfrsStatementLineItems [Line Items]
Total gain/(loss) on Solar Development	32	31	23
Other gains losses [member]
IfrsStatementLineItems [Line Items]
Total gain/(loss) on Solar Development	$ 57		$ (77)